Fair Value of Financial Assets and Liabilities: (Details) - Schedule of impact on the fair value of Level 3 financial instruments using alternative assumptions that are reasonably possible - CLP ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial assets held-for-trading
Financial Assets	$ 42,181	$ 62,259
Sensitivity to changes in key assumptions of models	(533)	(552)
Financial Assets held-for-trading [Member]
Financial assets held-for-trading
Financial Assets	5,494	55,094
Sensitivity to changes in key assumptions of models	(8)	(466)
Debt securities [member]
Financial assets held-for-trading
Financial Assets	36,687	7,165
Sensitivity to changes in key assumptions of models	(525)	(86)
Level 3 | Other instruments issued in Chile | Financial Assets held-for-trading [Member]
Financial assets held-for-trading
Financial Assets	5,494	55,094
Sensitivity to changes in key assumptions of models	(8)	(466)
Level 3 | Other instruments issued in Chile | Debt securities [member] | Financial assets at fair value through other comprehensive income
Financial assets held-for-trading
Financial Assets	36,596	7,069
Sensitivity to changes in key assumptions of models	(525)	(86)
Level 3 | Instruments issued by foreign institutions | Trading equity instruments | Financial assets at fair value through other comprehensive income
Financial assets held-for-trading
Financial Assets	$ 91	$ 96